UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John P. King
Title:    Acting President and Chief Compliance Officer
Phone:    (925) 988-2409

Signature, Place, and Date of Signing:

     /s/ John P. King              Walnut Creek, CA            02/08/00
     ------------------            ----------------            --------
        (Signature)                 (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           85
                                          ----------
Form 13F Information Table Value Total:    $ 863,260
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS     SOLE   SHARED   NONE
------------------------------ ---------------- --------- -------- ----------- --- ---- ------- ---------- -------- -------- -------
AIG INTERNATIONAL              COM              026874107    15600   144281.25  SH       SOLE                144281.25
ALLIANCE CAPITAL               COM              01855A101     4862   162400.00  SH       SOLE                162400.00
AMSOUTH FINANCIAL              COM              032165102   229621   188950.00  SH       SOLE               1188950.00
APPLIED POWER                  COM              038225108     2510    68300.00  SH       SOLE                 68300.00
AUTO ZONE                      COM              053332102     2488    77000.00  SH       SOLE                 77000.00
BANK NEW YORK INC COM          COM              064057102    38000   950000.00  SH       SOLE                950000.00
BANKNORTH GROUP INC.(to merge  COM              06646L100      401    15000.00  SH       SOLE                 15000.00
BB&T CORP.                     COM              054937107     8215   300096.00  SH       SOLE                300096.00
CCB FINANCIAL                  COM              124875105     1059    24300.00  SH       SOLE                 24300.00
CENTURA BANKS INC.             COM              15640T100     1213    27500.00  SH       SOLE                 27500.00
CHARTER ONE FINL INC COM       COM              160903100    14651   766070.00  SH       SOLE                766070.00
CHASE MANHATTAN NEW COM        COM              16161A108    54381   700000.00  SH       SOLE                700000.00
CHITTENDEN CORP COM            COM              170228100     3164   107700.00  SH       SOLE                107700.00
CITIGROUP                      COM              172967101    33412   600000.00  SH       SOLE                600000.00
CITY NATL CORP COM             COM              178566105    11857   360000.00  SH       SOLE                360000.00
CLAYTON HOMES                  COM              184190106     3142   342000.00  SH       SOLE                342000.00
COLONIAL BANCGROUP INC COM     COM              195493309      415    40000.00  SH       SOLE                 40000.00
COMERICA INC COM               COM              200340107    28785   616550.00  SH       SOLE                616550.00
COMMUNITY FIRST BANKSH COM     COM              203902101     5324   338024.00  SH       SOLE                338024.00
COMPASS BANCSHARES INC COM     COM              20449H109    11266   504900.00  SH       SOLE                504900.00
CULLEN FROST BANKERS COM       COM              229899109     8544   331800.00  SH       SOLE                331800.00
DONALDSON CO.                  COM              257651109      602    25000.00  SH       SOLE                 25000.00
FEDERAL HOME LOAN              COM              313400301     6273   133300.00  SH       SOLE                133300.00
FEDERAL NATL MTG ASSN COM      COM              313586109    18731   300000.00  SH       SOLE                300000.00
FIFTH THIRD BANCORP COM        COM              316773100     3669    50000.00  SH       SOLE                 50000.00
FIRST TENN NATL CORP COM       COM              337162101    22287   782000.00  SH       SOLE                782000.00
FIRST UN CORP COM              COM              337358105     9881   300000.30  SH       SOLE                300000.30
FIRSTAR                        COM              33763V109    22416  1061100.00  SH       SOLE               1061100.00
FLEET BANK BOSTON CORP.  (was  COM              338915101    44343  1273760.00  SH       SOLE               1273760.00
GOLDEN STATE BANCORP., INC.    COM              381197102     5365   311000.00  SH       SOLE                311000.00
HELEN OF TROY                  COM              G4388N106     1225   169000.00  SH       SOLE                169000.00
HEWLETT PACKARD CO             COM              428236103     2389    21000.00  SH       SOLE                 21000.00
HONEYWELL INTERNATIONAL INC.   COM              438516106     3323    57600.00  SH       SOLE                 57600.00
ILLINOIS TOOL WORKS            COM              452308109     3439    50900.00  SH       SOLE                 50900.00
IMPERIAL BANCORP COM           COM              452556103    11025   457000.00  SH       SOLE                457000.00
INDEPENDENT BK CP MASS COM     COM              453836108     6762   541000.00  SH       SOLE                541000.00
INGERSOL RAND                  COM              456866102     2753    50000.00  SH       SOLE                 50000.00
INVACARE CORP                  COM              461203101     3549   176900.00  SH       SOLE                176900.00
JACOBS ENGINEERING             COM              469814107     1612    49600.00  SH       SOLE                 49600.00
JOHNSON CONTROL                COM              478366107     1337    23500.00  SH       SOLE                 23500.00
KEYCORP NEW COM                COM              493267108    27103  1225000.00  SH       SOLE               1225000.00
LEGGETT & PLATT                COM              524660107     2000    93300.00  SH       SOLE                 93300.00
M&T BANK CORPORATION (WAS FIRS COM              55261F104    16197    39100.00  SH       SOLE                 39100.00
MBNA INC.                      COM              55262L100     2657    97500.00  SH       SOLE                 97500.00
MELLON FINANCIAL CORP.         COM              58551A108    37939  1113800.00  SH       SOLE               1113800.00
MERRILL LYNCH & CO., INC.      COM              590188108     4999    60000.00  SH       SOLE                 60000.00
MGIC Investment                COM              552848103     2400    40000.00  SH       SOLE                 40000.00
MORGAN STANLEY, DEAN WITTER DI COM              617446448     2855    20000.00  SH       SOLE                 20000.00
NATIONAL CITY CORP.            COM              635405103    25109  1060000.00  SH       SOLE               1060000.00
NATIONAL COMM BANCORP COM      COM              635449101     2859   126000.00  SH       SOLE                126000.00
NATIONAL DATA                  COM              635621105     1205    35500.00  SH       SOLE                 35500.00
NORTH FORK BANKCORP            COM              659424105    13637   779232.00  SH       SOLE                779232.00
NORTHERN TR CORP COM           COM              665859104    12148   229200.00  SH       SOLE                229200.00
PACIFIC CENTURY FINANCIAL      COM              694058108      747    40000.00  SH       SOLE                 40000.00
PAPA JOHN'S INT'L              COM              698813102     2450    94000.00  SH       SOLE                 94000.00
PENTAIR                        COM              709631105     4893   127100.00  SH       SOLE                127100.00
PEOPLES HERITAGE FINL COM      COM              711147108     5351   355270.00  SH       SOLE                355270.00
PNC FINANCIAL CORP.            COM              693475105    14685   330000.00  SH       SOLE                330000.00
PROVIDENT FINANCIAL GROUP INC. COM              743866105     1794    50000.00  SH       SOLE                 50000.00
REGIONS FINL CORP COM          COM              758940100     2442    97200.00  SH       SOLE                 97200.00
RYAN'S FAMILY STEAK            COM              783519101      425    50000.00  SH       SOLE                 50000.00
Reynolds & Reynolds            COM              761695105      754    33500.00  SH       SOLE                 33500.00
SCHWAB CHARLES CP NEW COM      COM              808513105     2792    73000.00  SH       SOLE                 73000.00
SHERMAN WILLIAMS               COM              824348106     2446   116500.00  SH       SOLE                116500.00
SOUTHTRUST CORP.               COM              844730101     5105   135000.00  SH       SOLE                135000.00
SOVEREIGN BANCORP              COM              845905108     4433   596000.00  SH       SOLE                596000.00
STATE ST BOSTON CORP           COM              857477103    25572   350000.00  SH       SOLE                350000.00
STERLING BANCSHS INC COM       COM              858907108     4475   400000.00  SH       SOLE                400000.00
SUMMIT BANCORP COM             COM              866005101    17748   579530.00  SH       SOLE                579530.00
SUMMIT BANCSHARES TEX COM      COM              866011109     5365   290000.00  SH       SOLE                290000.00
SUNTRUST BANKS INC.            COM              867914103    28261   410700.00  SH       SOLE                410700.00
TCF FINANCIAL CORP.            COM              872275102     4507   181200.00  SH       SOLE                181200.00
TELEFLEX INC.                  COM              879369106     2411    77000.00  SH       SOLE                 77000.00
TRANSATLANTIC HOLDINGS INC.    COM              893521104     1756    22500.00  SH       SOLE                 22500.00
U.S. BANCORP (NEW)             COM              902973106    27158  1140500.00  SH       SOLE               1140500.00
UNION BANCAL CORPORATION       COM              908906100     9899   251000.00  SH       SOLE                251000.00
UNION PLANTERS CORP COM        COM              908068109     4732   120000.00  SH       SOLE                120000.00
UNITED TECHNOLOGY              COM              913017109     5148    79200.00  SH       SOLE                 79200.00
UST CORP.                      COM              902900109     2445    77000.00  SH       SOLE                 77000.00
WACHOVIA CORP COM              COM              929771103    25439   374100.00  SH       SOLE                374100.00
WASHINGTON MUTUAL              COM              939322103      517    20000.00  SH       SOLE                 20000.00
WEBSTER FINANCIAL CORP.        COM              947890109     3855   163600.00  SH       SOLE                163600.00
WELLS FARGO & CO               COM              949746101    33563   830000.80  SH       SOLE                830000.80
WESTAMERICA BANCORP COM        COM              957090103     9778   350000.00  SH       SOLE                350000.00
ZIONS BANCORPORATION           COM              989701107     7973   134700.00  SH       SOLE                134700.00
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